Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2015, is presented below:

	Number	Weighted
	of Shares	Average	Weighted
	Remaining	Exercise	Average	Aggregate
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of January 1, 2014
Granted – 2014	757,977	$1.00	7.69	-
Forfeited – 2014	-	-	-	-
Exercised – 2014	-	-	-	-
Outstanding as of January 1, 2015	757,977	$1.00	7.44	-
Granted – 2015	-	-	-	-
Forfeited – 2015	-	-	-	-
Exercised – 2015	-	-	-	-
Outstanding as of March 31, 2015	757,977	$1.00	7.44	-

A summary of stock option activity for the year ended December 31, 2014, is presented below:

	Number of Shares	Weighted Average	Weighted
	Remaining	Exercise	Average	Intrinsic
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of January 1, 2014	-	$-	-	-
Granted – 2014	757,977	1.00	7.69
Forfeited – 2014	-	$-	-	-
Exercised – 2014	-	$-	-	-
Outstanding as of December 31, 2014	757,977	$1.00	7.69	-

Schedule of Assumptions Using Black-Scholes Option Pricing Model

The Company utilized the Black-Scholes option pricing model. The assumptions used for the year ended December 31, 2014 are as follows:

December 31, 2014
Risk free interest rate	1.83%-1.84%
Expected life (in years)	4.5 to 6
Expected Volatility	96.64%-98.7%
Expected dividend yield	0%

Schedule of Stock Option
Date Issued	Exercise Price	Number of Shares	Expiration date

September 2014	$1.00	583,059	September 18, 2021
November 2014	$1.00	174,918	November 3, 2024

Total options at March 31, 2015		757,977

Schedule of Non-Vested Options

A summary of the changes in the Company’s non-vested options during the three months ended March 31, 2015, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date	Intrinsic Value

Non-vested at January 1, 2015	-0-
Vested in 2014	256,508
Non-vested at January 1, 2015	501,469	$0.73	-
Vested in three months ended March 31, 2015	-	$-	-
Non-vested at March 31, 2015	501,469	$0.73	-
Exercisable at March 31, 2015	256,508	$0.73	-
Outstanding at March 31, 2015	757,977	$0.73	-

A summary of the changes in the Company’s non-vested options during the year ended December 31, 2014, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date	Intrinsic Value

Non-vested at January 1, 2014	-	$-	-
Vested in year ended December 31, 2014	256,508	$0.73	-
Non-vested at December 31, 2014	501,469	$0.73	-
Exercisable at December 31, 2014	256,508	$0.73	-
Outstanding at December 31, 2014	757,977	$0.73	-